Income Taxes - Schedule of Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Income Tax Expense [Abstract]
Current tax expense	$ 389
Deferred tax benefit	(105,252)	(100,882)
Total income tax (benefit) expense	$ (104,863)	$ (100,882)